Key management personnel	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Key management personnel
25 Key management personnel
Key management personnel compensation comprises:

	2024	2023	2022
	US$	US$	US$

Short-term employee benefits	12,687,272	13,599,217	13,979,139
Post-employment benefits	634,005	659,020	634,363
Share-based payments	11,143,944	11,455,666	11,165,439

Total	24,465,221	25,713,903	25,778,941

Key Management Personnel (KMP) includes the roles which have the authority and responsibility for planning, directing and controlling the activities of BHP. These are
Non-executive
Directors, the CEO, the Chief Financial Officer, the President Australia and the President Americas.
Transactions and outstanding loans/amounts with key management personnel
There were no purchases by key management personnel from the Group during FY2024 (2023: US$ nil; 2022: US$ nil).
There were no amounts payable by key management personnel at 30 June 2024 (2023: US$ nil; 2022: US$ nil).
There were no loans receivable from or payable to key management personnel at 30 June 2024 (2023: US$ nil; 2022: US$ nil).
Transactions with personally related entities
A number of Directors of the Group hold or have held positions in other companies (personally related entities) where it is considered they control or significantly influence the financial or operating policies of those entities. There were no reportable transactions with those entities and no amounts were owed by the Group to personally related entities at 30 June 2024 (2023: US$ nil; 2022: US$ nil).
For more information on remuneration and transactions with key management personnel, refer to the Remuneration Report under Governance.